CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)		Total		SEPA Liability [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]		Common Stock [Member] SEPA Liability [Member]		Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] SEPA Liability [Member]	[1]	Accumulated Deficit [Member]
Balance at the beginning (in shares) at Dec. 31, 2023	[1]				2,388,905
Balance at the beginning at Dec. 31, 2023	[1]				$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1]					184,843
Balance at the beginning at Dec. 31, 2023	[1]	$ (32,545,921)				$ 18				$ 64,744,912				$ (97,290,851)
Issuance of Common Stock (in shares)	[1]					8,017
Issuance of Common Stock		200,000				$ 1	[1]			199,999	[1]
Fractional shares issued for stock split, shares	[1]					5,138
Fractional shares issued for stock split	[1]					$ 1				(1)
Common stock issued for services, shares	[1]					2,506
Common stock issued for services		1								1	[1]
Issuance of Common Stock to extinguish debt		25,051,755				$ 385	[1]			25,051,370	[1]
Issuance of Common Stock to extinguish debt, shares	[1]					3,854,689
Issuance of Common Stock from releases of restricted stock units, shares	[1]					10,579
Issuance of Common Stock from releases of restricted stock units	[1]					$ 1				(1)
Issuance of warrants		2,180,522								2,180,522	[1]
Restricted stock units withheld for tax withholdings, shares	[1]					(2,798)
Restricted stock units withheld for tax withholdings		(73,204)								(73,204)	[1]
Stock-based compensation		1,866,095								1,866,095	[1]
Net loss		$ (34,515,754)												(34,515,754)
Balance at the ending (in shares) at Dec. 31, 2024		2,388,905			2,388,905
Balance at the ending at Dec. 31, 2024		$ 23,889,050	[2]		$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2024	[1],[3]					4,062,974
Balance at the ending at Dec. 31, 2024		(37,836,506)				$ 406	[1],[3]			93,969,693	[1]			(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)					(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities		10,398,050			$ (23,889,050)									10,398,050
Contributions from related party		110,000								110,000
Deemed dividend in connection with modification of pre-funded warrants		(936)								(936)
Issuance of Common Stock to extinguish debt		4,390,251				$ 312	[3]			4,389,939
Issuance of Common Stock to extinguish debt, shares	[3]					3,116,457
Shares issued in connection with exercise of warrants, Shares	[3]					2,606,875
Shares issued in connection with exercise of warrants		934				$ 261	[3]			673
Stock-based compensation		571,708								571,708
Net loss		(16,611,425)												(16,611,425)
Balance at the ending (in shares) at Mar. 31, 2025					0
Balance at the ending at Mar. 31, 2025					$ 0
Balance at the ending (in shares) at Mar. 31, 2025	[3]					9,786,306
Balance at the ending at Mar. 31, 2025		$ (38,977,924)				$ 979	[3]			99,041,077				(138,019,980)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905			2,388,905
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[2]		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[3]					4,062,974
Balance at the beginning at Dec. 31, 2024		(37,836,506)				$ 406	[1],[3]			93,969,693	[1]			(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)					(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities		10,398,050			$ (23,889,050)									10,398,050
Contributions from related party		110,000								110,000	[1]
Deemed dividend in connection with modification of pre-funded warrants		(936)								(936)	[1]
Issuance of Common Stock (in shares)	[1]							10,020,041
Issuance of Common Stock				$ 21,636,834				$ 1,002	[1]			$ 21,635,832
Common stock issued for services, shares	[1]					1,128,505
Common stock issued for services		599,827				$ 113	[1]			599,714	[1]
Issuance of Common Stock to extinguish debt		26,654,008				$ 2,279	[1]			26,651,729	[1]
Issuance of Common Stock to extinguish debt, shares	[1]					22,781,307
Shares issued in connection with the Silverback Claims Settlement, Shares	[1]					9,411,708
Shares issued in connection with the Silverback Claims Settlement		7,432,488				$ 941	[1]			7,431,547	[1]
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants, shares	[1]					6,487,683
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants		(1,247,251)				$ 649	[1]			(1,247,900)	[1]
Issuance of Common Stock from releases of restricted stock units, shares	[1]					711,559
Issuance of Common Stock from releases of restricted stock units		0				$ 71	[1]			(71)	[1]
Shares issued in connection with exercise of warrants, Shares	[1]					38,212,949
Shares issued in connection with exercise of warrants		34,373,943				$ 3,821	[1]			34,370,122	[1]
Restricted stock units withheld for tax withholdings, shares	[1]					(165)
Restricted stock units withheld for tax withholdings		(129)								(129)	[1]
Stock-based compensation		1,768,775								1,768,775	[1]
Net loss		$ (79,071,276)												(79,071,276)
Balance at the ending (in shares) at Dec. 31, 2025		2,188,905			0
Balance at the ending at Dec. 31, 2025		$ 0	[2]		$ 0
Balance at the ending (in shares) at Dec. 31, 2025	[1],[3]					92,816,561
Balance at the ending at Dec. 31, 2025		(15,182,173)				$ 9,282	[1],[3]			185,288,376	[1]			(200,479,831)
Issuance of Common Stock (in shares)	[3]					11,019,981
Issuance of Common Stock		2,150,836				$ 1,102	[3]			2,149,734
Common stock issued for services, shares	[3]					67,577
Common stock issued for services		58,983				$ 7	[3]			58,976
Issuance of Common Stock to extinguish debt		403,313				$ 45	[3]			403,268
Issuance of Common Stock to extinguish debt, shares	[3]					446,614
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants, shares	[3]					11,699,226
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants		185,018				$ 1,170	[3]			183,848
Shares issued in connection with exercise of warrants, Shares	[3]					35,238,467
Shares issued in connection with exercise of warrants		3,066,783				$ 3,523	[3]			3,063,260
Stock-based compensation		11,186								11,186
Net loss		(459,898)												(459,898)
Balance at the ending (in shares) at Mar. 31, 2026					0
Balance at the ending at Mar. 31, 2026		928,000			$ 0
Balance at the ending (in shares) at Mar. 31, 2026	[3]					154,588,426
Balance at the ending at Mar. 31, 2026		$ 2,172,572				$ 15,459	[3]			$ 203,069,515				$ (200,939,729)

[1]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	As of December 31, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, see Note 10.
[3]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.